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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4841

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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts  02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts  02116
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                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

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                      Date of fiscal year end: October 31

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             Date of reporting period: July 1, 2010 - June 30, 2011

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ITEM 1. PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04841
Reporting Period: 07/01/2010 - 06/30/2011
MFS Municipal Income Trust









========================== MFS MUNICIPAL INCOME TRUST ==========================


SMURFIT-STONE CONTAINER CORPORATION

Ticker:       SSCC           Security ID:  83272A104
Meeting Date: MAY 27, 2011   Meeting Type: Special
Record Date:  APR 08, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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YONKERS N Y INDL

Ticker:                      Security ID:  986083BG7
Meeting Date: SEP 03, 2010   Meeting Type: Written Consent
Record Date:  MAY 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Undersigned Hereby Approves To Waive    For       For          Management
      Long-term Debt Service Coverage Ratio
      For St. John's Riverside Hospital For
      Fiscal Year 2009, Consents To And
      Directs The Trustee To Waive Such
      Longterm Debt Service Coverage Ratio &
      To Execute First Supplemental

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title): MARIA F. DIORIODWYER*
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                          Maria F. DiOrioDwyer, Principal Executive Officer

Date: August 12, 2011

*By (Signature and Title) /s/ Susan S. Newton
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                          Susan S. Newton, as attorney-in-fact

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*   Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.